Supplemental cash flow information - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	$ 175,495	$ 140,007	$ 129,019
Reclassification from inventories	16,826	70,078	54,569
Transaction fees related to equity issuance	16,241	0	0
Purchases of property, plant and equipment in trade payables	7,801	114,486	96,011
Initial recognition of investment in associates	$ 0	$ 9,608	$ 29,400